LOSS PER SHARE (Tables)	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2021
Earnings Per Share [Abstract]
SCHEDULE OF BASIC AND DILUTED LOSS PER SHARE
	2022	2021

Net loss	$(909,116)	$(307,356)
Weighted average common shares outstanding	1,151,301	675,062

Basic and diluted loss per share	$(0.79)	$(0.46)

	2022	2021

Net loss	$(1,797,785)	$(460,316)
Weighted average common shares outstanding	1,411,734	676,474

Basic and diluted loss per share	$(1.27)	$(0.68)

	2021	2020

Net loss	$(1,253,242)	$(1,253,531)
Weighted average common shares outstanding	678,958	667,069

Basic and diluted loss per share	$(1.84)	$(1.88)